Note 19 Tax assets and liabilities (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022	[2]	Dec. 31, 2021		Dec. 31, 2020
Tax assets and liabilities [Line Items]
Current tax assets	[1]	€ 2,860	€ 1,978		€ 932
Deferred tax assets		14,641	14,747	[3]	14,917	[3]	€ 15,327
Tax assets		17,501	16,725		15,850
Current tax liabilities	[1]	878	1,415		644
Deferred tax liabilities		1,677	1,520	[3]	1,769	[3]	€ 1,809
Tax liabilities		2,554	2,935		2,413
Pensions [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		445	422		416
Financial instruments [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		1,069	1,478		1,408
Deferred tax liabilities		761	557		1,124
Loss allowances [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		2,127	1,834		1,676
Other [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		1,467	1,261		1,101
Deferred tax liabilities		916	963		645
Secured tax assets [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		8,534	8,689		9,304
Tax losses [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		€ 999	€ 1,063		€ 1,012

[1]
(2) The increase in current tax assets relates mainly to a higher tax receivable by the tax group in Spain for the refund of year 2023 corporate income tax as a result of the instalment payments made in the year. On the other hand, the decrease in current tax liabilities mainly corresponds to a lower tax payable in Mexico in relation to the estimated corporate income tax for the year 2023, due to the increase in its installment payments for the year.

[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)